Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share amount									9,700,000	3,500,000	0
Net Income (Loss) Attributable to Common Shareowners
Net income from continuing operations									$ 3,996	$ 6,066	$ 5,265
Net income from discontinued operations									3,612	154	456
Net income attributable to common shareowners	$ 3,278	$ 1,362	$ 1,542	$ 1,426	$ 1,473	$ 1,854	$ 1,680	$ 1,213	$ 7,608	$ 6,220	$ 5,721
Basic weighted average number of shares outstanding									872,700,000.0	898,300,000.0	901,000,000
Stock Awards									10,500,000	13,300,000	14,100,000
Diluted weighted average number of shares outstanding									883,200,000	911,600,000	915,100,000
Earnings Per Share of Common Stock - Basic
Net income from continuing operations									$ 4.58	$ 6.75	$ 5.84
Net income from discontinued operations									4.14	0.17	0.51
Net income attributable to common shareowners	$ 3.86	$ 1.55	$ 1.76	$ 1.60	$ 1.64	$ 2.07	$ 1.87	$ 1.35	8.72	6.92	6.35
Earnings Per Share of Common Stock - Diluted
Net income from continuing operations									4.53	6.65	5.75
Net income from discontinued operations									4.09	0.17	0.50
Net income attributable to common shareowners	$ 3.86	$ 1.54	$ 1.73	$ 1.58	$ 1.62	$ 2.04	$ 1.84	$ 1.32	$ 8.61	$ 6.82	$ 6.25